Income and Social Contribution Taxes - Additional Information (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	R$ 1,205,849	$ 232,041	R$ 816,802	$ 202,645
Deferred income and social contribution taxes	1,588,001		1,076,223
IRPJ [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	1,687,482		1,268,964
CSLL [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	R$ 1,689,232		R$ 1,270,714